UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:	BlackRock Funds
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (a)(b)	106,883,044	$106,883,044
Total Short-Term Securities (Cost – $106,883,044*) – 91.3%		106,883,044
Other Assets Less Liabilities – 8.7%		10,189,520
Net Assets – 100.0%		$117,072,564

*	Cost for federal income tax purposes.

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at April 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	106,883,044	106,883,044	$34,292

(b)	Represents the current yield as of report date.

•	Total return swaps as of April 30, 2012 were as follows[1]:

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Goldman Sachs & Co.	6/17/13	$5,372,924	$1,676,008	[2]	$6,992,714
	Morgan Stanley & Co, Inc.	12/19/14	$6,486,482	$680,624	[3]	$7,123,471
	UBS AG	1/29/13	$5,395,455	$1,819,546	[4]	$7,112,890
Total				$4,176,178		$21,229,075

[1]	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate.

[2]	Amount includes $56,218 of dividends and financing income payable from the Fund to the counterparty.

[3]	Amount includes $43,635 of dividends and financing income payable from the Fund to the counterparty.

[4]	Amount includes $102,111 of dividends and financing income payable from the Fund to the counterparty.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2012:

Reference Entity - Long	Shares	Value
Argentina
Ternium SA - ADR	21,513	$510,288
Brazil
AES Tiete SA, Preference Shares	48,800	683,556
All America Latina Logistica SA	20,100	91,529
Banco do Brasil SA	59,900	740,992
BM&F Bovespa SA	11,000	61,863
Centrais Eletricas Brasileiras SA, Preference B Shares	48,800	586,527
Cia de Bebidas das Americas, Preference Shares	30,100	1,267,859
Cia de Bebidas das Americas (Rights) (Expires 5/31/12)	73	631
Cia de Bebidas das Americas, Preference Shares - ADR	24,567	1,031,323
Cia de Saneamento Basico do Estado de Sao Paulo	1,900	74,598
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,961	155,233
Cia Siderurgica Nacional SA	1,100	9,435
Cia Siderurgica Nacional SA - ADR	3,420	30,506
EcoRodovias Infraestrutura e Logistica SA	500	4,171
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	15,000	229,468
Gafisa SA	5,100	9,471
Gafisa SA - ADR	6,177	22,731
Itausa - Investimentos Itau SA, Preference Shares	175,780	835,489
Itausa - Investimentos Itau SA (Rights) (Expires 5/31/12)	2,133	627
Klabin SA, Preference Shares	20,700	99,256
Metalurgica Gerdau SA, Preference Shares	4,400	53,668
Multiplus SA	12,400	268,667
Natura Cosmeticos SA	55,200	1,266,952
Souza Cruz SA	65,900	1,026,452
Totvs SA	4,100	79,907
Tractebel Energia SA	9,200	158,550
		8,789,461
Canada
Methanex Corp.	56,428	1,986,704
Pan American Silver Corp.	313	6,087
		1,992,791
Chile
Banco Santander Chile SA - ADR	299	24,461
Empresa Nacional de Electricidad SA - ADR	1,292	70,569
Sociedad Quimica y Minera de Chile SA - ADR	729	42,494
		137,524

Reference Entity - Long	Shares	Value
China
Bank of China Ltd. Class H	637,000	$266,831
China CITIC Bank Corp. Ltd., Class H	67,000	42,659
China Communications Construction Corp. Ltd., Class H	446,000	448,377
China Construction Bank, Class H	288,000	224,204
China Minsheng Banking Corp. Ltd., Class H	92,500	95,974
China Mobile Ltd.	76,000	841,925
China Petroleum & Chemical Corp., Class H	116,000	124,991
China Railway Construction Corp., Class H	69,000	55,050
China Railway Group Ltd., Class H	384,000	152,439
China Southern Airlines Co. Ltd., Class H	94,000	42,283
CNOOC Ltd.	256,000	545,744
Dongfeng Motor Group Co. Ltd., Class H	246,000	485,110
Golden Eagle Retail Group Ltd.	27,000	70,818
Guangzhou Automobile Group Co. Ltd., Class H	14,000	15,536
Lenovo Group Ltd.	104,000	99,997
Shanghai Industrial Holdings Ltd.	79,000	264,228
Shimao Property Holdings Ltd.	20,500	27,109
Sun Art Retail Group Ltd.	104,000	138,065
Tencent Holdings Ltd.	24,900	782,432
Tsingtao Brewery Co. Ltd., Class H	6,000	36,424
Zijin Mining Group Co. Ltd., Class H	18,000	5,870
		4,766,066
Colombia
Petrominerales Ltd.	1,219	17,831
Hong Kong
Anta Sports Products Ltd.	84,000	83,040
Belle International Holdings Ltd.	122,000	239,325
China Overseas Land & Investment Ltd.	100,000	216,790
China Resources Enterprise Ltd.	46,000	167,194
Citic Pacific Ltd.	48,000	79,066
COSCO Pacific Ltd.	4,000	5,826
Dongyue Group	87,000	65,149
Evergrande Real Estate Group Ltd.	22,000	12,732
Guangdong Investment Ltd.	850,000	625,560
Haier Electronics Group Co. Ltd.	129,000	135,008
Lonking Holdings Ltd.	22,000	7,996
MIE Holdings Corp.	130,000	42,559
		1,680,245
Indonesia
Indocement Tunggal Prakarsa Tbk PT	273,000	536,168
Telekomunikasi Indonesia Persero Tbk PT - ADR	23,056	834,858
		1,371,026

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Israel
Bank Hapoalim BM	5,731	$21,312
Bezeq Israeli Telecommunication Corp. Ltd.	408,655	683,851
Israel Chemicals Ltd.	37,318	428,120
Teva Pharmaceutical Industries Ltd.	1,096	49,607
Teva Pharmaceutical Industries Ltd. - ADR	13,383	612,138
		1,795,028
Luxembourg
Reinet Investments SCA	89,163	162,305
Malaysia
DiGi.Com Bhd	1,079,600	1,441,370
JCY International Bhd	100,000	51,553
		1,492,923
Mexico
Cemex SAB de CV	134,508	97,066
Cemex SAB de CV - ADR	49,890	360,705
Genomma Lab Internacional SAB de CV, Class B	3,500	6,175
Grupo Aeroportuario del Pacifico SAB de CV - ADR	16,040	620,908
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	91,600	355,473
Grupo Modelo SAB de CV, Series C	8,900	62,852
Grupo Televisa SAB - ADR	23,127	508,100
Wal-Mart de Mexico SAB de CV, Series V	127,800	365,467
		2,376,746
Peru
Cia de Minas Buenaventura SA - ADR	564	23,276
Philippines
Philippine Long Distance Telephone Co.	330	20,228
Poland
KGHM Polska Miedz SA	6,141	270,311
PGE SA	19,874	118,993
Telekomunikacja Polska SA	16,866	88,253
		477,557
Russia
Gazprom OAO	78,080	449,793
IDGC Holding JSC	180,000	16,503
Lukoil OAO	7,308	446,258
Lukoil OAO - ADR	5,850	358,898
Mobile Telesystems OJSC - ADR	42,123	823,926
Tatneft, Class S	130,230	801,180
		2,896,558

Reference Entity - Long	Shares	Value
South Africa
AVI Ltd.	54,230	$336,263
Barloworld Ltd.	13,695	172,655
Gold Fields Ltd. - ADR	40,286	518,481
Imperial Holdings Ltd.	27,666	600,844
Kumba Iron Ore Ltd.	321	22,692
Life Healthcare Group Holdings Ltd.	96,084	332,256
Vodacom Group Ltd.	92	1,279
Woolworths Holdings Ltd.	47,662	298,050
		2,282,520
South Korea
Asia Pacific Systems, Inc.	1,101	10,960
Asiana Airlines, Inc.	66,500	377,184
CJ O Shopping Co. Ltd.	549	86,227
Daelim Industrial Co. Ltd.	148	13,751
Daesang Corp.	16,450	264,918
Doosan Corp.	5,402	659,640
Doosan Engine Co. Ltd.	2,810	31,081
GameHi Co. Ltd.	2,545	18,511
Grand Korea Leisure Co. Ltd.	13,670	287,280
Halla Climate Control Corp.	2,790	56,781
Hansol Paper Co.	43,090	293,208
Hanwha Corp.	1,610	41,314
Himart Co. Ltd.	51	2,635
Hyosung Corp.	643	32,943
Hyundai Marine & Fire Insurance Co. Ltd.	840	21,555
Hyundai Motor Co.	1,502	356,852
Kangwon Land, Inc.	970	20,814
KCC Corp.	37	9,527
Kia Motors Corp.	6,809	502,485
Korea Exchange Bank	61,390	466,621
Korean Air Lines Co. Ltd.	14,520	571,742
KP Chemical Corp.	660	8,410
Kumho Petrochemical Co. Ltd.	269	25,350
LG Corp.	1,253	63,863
LG Electronics, Inc.	1,194	74,168
Osstem Implant Co. Ltd.	245	2,634
S&T Dynamics Co. Ltd.	2,400	29,094
Samsung Card Co.	13,790	423,416
Samsung Electronics Co. Ltd.	406	499,361
Shinsegae Co. Ltd.	5,670	1,244,252
Simm Tech Co. Ltd.	8,147	86,507
SK C&C Co. Ltd.	683	56,507
SK Chemicals Co. Ltd.	3,045	151,694
SK Holdings Co. Ltd.	319	34,296
SK Hynix, Inc.	22,420	556,470
SK Telecom Co. Ltd. - ADR	64,204	868,038
SM Entertainment Co.	4,123	147,937
Soosan Heavy Industries Co. Ltd.	6,100	9,905
Woori Finance Holdings Co. Ltd.	1,040	10,997
Youngone Holdings Co. Ltd.	516	25,843
		8,444,771

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Taiwan
Ardentec Corp.	91,000	$63,713
ASUSTek Computer, Inc.	2,000	20,200
Capella Microsystems Taiwan, Inc.	24,000	145,848
China Petrochemical Development Corp.	25,000	25,249
Chong Hong Construction Co.	249,000	511,495
HTC Corp.	17,000	257,836
Lite-On Technology Corp.	7,000	8,544
MStar Semiconductor, Inc.	110,000	653,406
Phison Electronics Corp.	4,000	28,485
President Chain Store Corp.	34,000	182,755
Radiant Opto-Electronics Corp.	14,000	58,955
Silitech Technology Corp.	97,000	227,485
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	60,823	947,622
Teco Electric and Machinery Co. Ltd.	93,000	68,138
United Microelectronics Corp.	72,000	37,715
		3,237,446
Thailand
Advanced Info Service PCL	235,000	1,398,536
Airports of Thailand PCL	17,900	36,091
Shin Corp. Public Co. Ltd.	10,500	19,549
		1,454,176
Turkey
BIM Birlesik Magazalar AS	2,556	106,606
Dogan Sirketler Grubu Holdings AS	764,133	361,127
Ford Otomotiv Sanayi AS	14,422	132,621
Koza Altin Isletmeleri AS	12,756	276,002
Sinpas Gayrimenkul Yatirim Ortakligi AS	15,536	11,058
		887,414
Total Reference Entity - Long		44,816,180

Reference Entity - Short	Shares	Value
Brazil
Anhanguera Educacional Participacoes SA	(77,100)	$(1,024,953)
Banco Bradesco SA - ADR	(2,313)	(37,078)
BR Malls Participacoes SA	(36,400)	(452,195)
BR Properties SA	(30,100)	(373,457)
BRF - Brasil Foods SA - ADR	(69,966)	(1,289,473)
CETIP SA - Balcao Organizado de Ativos e Derivativos	(33,200)	(511,546)
Diagnosticos da America SA	(113,100)	(815,846)
Duratex SA	(113,800)	(668,657)
Fibria Celulose SA	(4,700)	(37,824)
Fibria Celulose SA - ADR	(28,486)	(226,179)
Gol Linhas Aereas Inteligentes SA - ADR	(2,834)	(15,020)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(13,300)	(70,821)
HRT Participacoes em Petroleo SA	(2,500)	(718,726)
Hypermarcas SA	(141,100)	(905,308)
LLX Logistica SA	(57,300)	(95,893)
OGX Petroleo e Gas Participacoes SA	(38,100)	(264,440)
Petroleo Brasileiro SA - ADR	(14,727)	(326,350)
Telefonica Brasil SA - ADR	(12,308)	(350,409)
Telefonica Brasil SA, Preference Shares	(24,300)	(693,503)
Tim Participacoes SA	(3,900)	(23,202)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(17,400)	(99,682)
		(9,000,562)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
China
Aluminum Corp. of China Ltd. - ADR	(15,634)	$(188,077)
BBMG Corp., Class H	(511,500)	(441,707)
China Coal Energy Co. Ltd., Class H	(10,000)	(11,484)
China COSCO Holdings Co. Ltd., Class H	(132,500)	(76,850)
China Longyuan Power Group Corp., Class H	(729,000)	(575,973)
China Oilfield Services Ltd., Class H	(104,000)	(168,627)
China Shipping Container Lines Co. Ltd., Class H	(1,460,000)	(476,088)
China State Construction International Holdings Ltd.	(116,000)	(107,199)
Dongfang Electric Corp. Ltd., Class H	(27,400)	(74,692)
Hengan International Group Co., Ltd.	(3,500)	(37,059)
Huaneng Power International, Inc., Class H	(28,000)	(16,601)
Jiangxi Copper Co. Ltd., Class H	(86,000)	(207,943)
Ping An Insurance Group Co., Class H	(19,000)	(158,932)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(380,000)	(439,329)
Yanzhou Coal Mining Co. Ltd. - ADR	(979)	(20,735)
Yanzhou Coal Mining Co. Ltd., Class H	(4,000)	(8,362)
Zhuzhou CSR Times Electric Co. Ltd., Class H	(214,000)	(606,807)
		(3,616,465)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(1,278,000)	(1,386,937)
China Everbright International Ltd.	(3,332,000)	(1,580,399)
China Gas Holdings Ltd.	(956,000)	(475,619)
China Resources Cement Holdings Ltd.	(1,794,000)	(1,424,351)
China Resources Power Holdings Co. Ltd.	(766,000)	(1,397,996)
China Unicom Hong Kong Ltd.	(312,000)	(554,942)
China Unicom Hong Kong Ltd. - ADR	(22,200)	(385,836)
Dah Chong Hong Holdings Ltd.	(253,000)	(269,348)
Kunlun Energy Co. Ltd.	(62,000)	(109,318)
Sany Heavy Equipment International Holdings Co. Ltd.	(995,000)	(768,181)
Zhongsheng Group Holdings Ltd.	(326,500)	(648,905)
		(9,001,832)
India
HDFC Bank Ltd. - ADR	(3,159)	(108,449)
Israel
Delek Drilling LP	(59,745)	(217,255)
Malaysia
AirAsia Bhd	(17,600)	(19,368)

Reference Entity - Short	Shares	Value
Mexico
America Movil SAB de CV, Series L	(317,100)	$(422,850)
America Movil SAB de CV, Series L - ADR	(1,813)	(48,316)
Fomento Economico Mexicano SAB de CV	(10,100)	(82,097)
Fomento Economico Mexicano SAB de CV - ADR	(1,500)	(121,890)
Mexichem SAB de CV	(1,200)	(4,463)
		(679,616)
Philippines
San Miguel Corp.	(13,417)	(35,719)
Poland
Polski Koncern Naftowy Orlen SA	(5,413)	(63,154)
Russia
Federal Grid Co. Unified Energy System JSC	(4,680,000)	(42,736)
Federal Hydrogenerating Co. JSC	(1,054,000)	(37,316)
MMC Norilsk Nickel OJSC - ADR	(10,700)	(189,818)
Rostelecom OJSC	(266,950)	(1,241,550)
Sberbank of Russia	(344,610)	(1,101,837)
		(2,613,257)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
South Korea
Ahnlab, Inc.	(254)	$(26,971)
Cheil Industries, Inc.	(318)	(27,294)
CJ CheilJedang Corp.	(6,787)	(2,246,068)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(360)	(10,098)
Foosung Co. Ltd.	(5,790)	(31,611)
Honam Petrochemical Corp.	(544)	(130,931)
Hyundai Glovis Co. Ltd.	(906)	(177,572)
Hyundai Heavy Industries Co. Ltd.	(383)	(95,909)
Hyundai Hysco Co. Ltd.	(7,230)	(255,581)
Hyundai Mipo Dockyard	(1,815)	(197,540)
Hyundai Mobis	(62)	(16,870)
Hyundai Steel Co.	(125)	(10,906)
Hyundai Wia Corp.	(668)	(99,893)
Iljin Materials Co. Ltd.	(7,020)	(85,411)
Kolon Industries, Inc.	(2,509)	(138,979)
Korea Aerospace Industries Ltd.	(2,160)	(53,612)
Korea Zinc Co. Ltd.	(21)	(6,801)
LG Household & Health Care Ltd.	(1,958)	(1,027,403)
LG Uplus Corp.	(104,130)	(516,907)
NCSoft Corp.	(297)	(77,001)
Pharmicell Co. Ltd.	(3,720)	(18,433)
Pharmicell Co. Ltd. (Rights) (Experies 6/09/12)	(820)	(936)
S-Oil Corp.	(3,492)	(302,504)
Samsung C&T Corp.	(1,027)	(69,792)
Samsung Electro-Mechanics Co. Ltd.	(3,036)	(294,164)
Samsung Fine Chemicals Co. Ltd.	(213)	(10,234)
Samsung Heavy Industries Co. Ltd.	(3,990)	(147,225)
Samsung SDI Co. Ltd.	(8,279)	(1,194,095)
Samsung Techwin Co. Ltd.	(12,774)	(782,180)
Seoul Semiconductor Co. Ltd.	(5,198)	(97,969)
SNU Precision Co. Ltd.	(2,669)	(19,224)
Wonik IPS Co. Ltd.	(81,035)	(515,555)
		(8,685,669)

Reference Entity - Short	Shares	Value
Taiwan
Airtac International Group	(4,000)	$(22,938)
AU Optronics Corp. - ADR	(609)	(2,734)
Cheng Shin Rubber Industry Co. Ltd.	(7,000)	(17,423)
Chimei Innolux Corp.	(3,297,000)	(1,365,825)
Compal Communications, Inc.	(13,000)	(18,382)
Formosa Petrochemical Corp.	(99,000)	(308,099)
Formosa Plastics Corp.	(37,000)	(105,141)
Genius Electronic Optical Co. Ltd.	(28,000)	(188,849)
Kinsus Interconnect Technology Corp.	(30,000)	(94,288)
LCY Chemical Corp.	(1)	(2)
Lung Yen Life Service Corp.	(61,000)	(185,035)
Nan Ya Plastics Corp.	(25,000)	(51,526)
Neo Solar Power Corp.	(55,000)	(36,907)
Ruentex Development Co. Ltd.	(74,000)	(106,534)
Ruentex Industries Ltd.	(184,000)	(320,646)
Synnex Technology International Corp.	(26,000)	(60,975)
Taiwan Cement Corp.	(42,000)	(50,112)
WPG Holdings Ltd.	(113,000)	(154,363)
Yuanta Financial Holding Co. Ltd.	(31,000)	(14,859)
Yulon Motor Co. Ltd.	(220,000)	(352,500)
		(3,457,138)
Thailand
PTT PCL	(3,300)	(37,668)
Turkey
KOC Holding AS	(4,121)	(15,299)
Petkim Petrokimya Holding AS	(228,577)	(272,015)
		(287,314)
Total Reference Entity - Short		(37,823,466)
Net Value of Reference Entity – Goldman Sachs & Co.		$6,992,714

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Morgan Stanley& Co., Inc. as of April 30, 2012:

Reference Entity - Long	Shares	Value
Argentina
Ternium SA - ADR	9,632	$228,471
Brazil
AES Tiete SA, Preference Shares	47,300	662,545
Banco do Brasil SA	700	8,659
BM&F Bovespa SA	6,100	34,306
Centrais Eletricas Brasileiras SA, Preference B Shares	12,900	155,045
Cia de Bebidas das Americas, Preference Shares - ADR	422	17,716
Cia de Bebidas das Americas (Rights) (Expires 5/31/12)	11	95
Cia de Bebidas das Americas, Prefrence Shares	4,700	197,971
Cia de Concessoes Rodoviarias SA	10,100	78,420
Cia de Saneamento Basico do Estado de Sao Paulo	400	15,705
Cia Siderurgica Nacional SA - ADR	478	4,264
Cielo SA	15,320	459,725
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	30,500	466,584
Gafisa SA - ADR	8,538	31,420
Itausa - Investimentos Itau SA, Preference Shares	51,370	244,163
Itausa - Investimentos Itau SA (Rights) (Expires 5/31/12)	623	183
Metalurgica Gerdau SA, Preference Shares	9,100	110,996
Multiplus SA	2,700	58,500
Natura Cosmeticos SA	2,200	50,494
OdontoPrev SA	14,700	78,430
Souza Cruz SA	37,000	576,308
Tractebel Energia SA	16,200	279,186
		3,530,715
Canada
Methanex Corp.	20,447	719,893
Pan American Silver Corp.	4,581	89,084
		808,977
Chile
Cencosud SA	1,968	12,497
Empresa Nacional de Electricidad SA - ADR	3,412	186,364
Sociedad Quimica y Minera de Chile SA - ADR	3,463	201,858
		400,719

Reference Entity - Long	Shares	Value
China
Bank of China Ltd., Class H	222,000	$92,993
China Communications Construction Corp. Ltd., Class H	285,000	286,519
China Construction Bank, Class H	116,000	90,304
China Mobile Ltd.	27,500	304,644
China Petroleum & Chemical Corp., Class H	138,000	148,696
China Railway Construction Corp., Class H	58,500	46,672
China Shanshui Cement Group Ltd.	108,000	87,557
China Southern Airlines Co. Ltd., Class H	178,000	80,068
CNOOC Ltd.	275,000	586,249
Dongfeng Motor Group Co. Ltd., Class H	94,000	185,367
Golden Eagle Retail Group Ltd.	54,000	141,636
Shanghai Industrial Holdings Ltd.	22,000	73,582
		2,124,287
Colombia
BanColombia SA - ADR	3,998	271,184
Petrominerales Ltd.	4,806	70,301
		341,485
Czech Republic
Telefonica Czech Republic AS	11,738	236,715
Hong Kong
Anta Sports Products Ltd.	188,000	185,852
Citic Pacific Ltd.	22,000	36,238
COSCO Pacific Ltd.	20,000	29,129
Dongyue Group	426,000	319,006
Evergrande Real Estate Group Ltd.	190,000	109,955
Guangdong Investment Ltd.	558,000	410,662
Haier Electronics Group Co. Ltd.	8,000	8,373
MIE Holdings Corp.	290,000	94,939
Want Want China Holdings Ltd.	401,000	492,034
		1,686,188
Indonesia
Indocement Tunggal Prakarsa Tbk PT	297,000	583,304
Telekomunikasi Indonesia Persero Tbk PT	175,500	162,314
		745,618
Israel
Bank HapoalimBM	25,128	93,444
Bank Leumi Le-Israel BM	9,170	28,742
Israel Chemicals Ltd.	80,695	925,750
Mizrahi Tefahot Bank Ltd.	5,030	45,427
Teva Pharmaceutical Industries Ltd. - ADR	1,356	62,023
		1,155,386
Luxembourg
Reinet Investments SCA	55,744	101,472

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Malaysia
DiGi.Com Bhd	897,200	$1,197,848
JCY International Bhd	462,500	238,434
Petronas Chemicals Group Bhd	61,200	132,067
		1,568,349
Mexico
Cemex SAB de CV	250,092	180,476
Cemex SAB de CV - ADR	39,350	284,500
Genomma Lab Internacional SA de CV, Class B	13,700	24,169
Grupo Aeroportuario del Pacifico SAB de CV - ADR	20,002	774,277
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	73,300	284,456
Grupo Modelo SAB de CV, Series C	10,200	72,033
Grupo Televisa SA - ADR	12,302	270,275
Wal-Mart de Mexico SAB de CV, Series V	13,600	38,892
		1,929,078
Peru
Credicorp Ltd.	1,427	186,809
Philippines
Philippine Long Distance Telephone Co.	520	31,875
Poland
KGHM Polska Miedz SA	978	43,049
Russia
Gazprom OAO	135,870	782,702
IDGC Holding JSC	1,030,600	94,489
Lukoil OAO	11,212	684,653
Lukoil OAO - ADR	12,800	785,280
Mobile Telesystems OJSC - ADR	30,123	589,206
Tatneft	4,550	27,992
		2,964,322
South Africa
AVI Ltd.	78,832	488,811
Barloworld Ltd.	43,953	554,123
Gold Fields Ltd. - ADR	25,631	329,871
Imperial Holdings Ltd.	9,146	198,631
Life Healthcare Group Holdings Ltd.	23,527	81,356
Vodacom Group Ltd.	14,545	202,270
Woolworths Holdings Ltd.	101,370	633,909
		2,488,971

Reference Entity - Long	Shares	Value
South Korea
Asiana Airlines, Inc.	7,370	$41,802
CJ O Shopping Co. Ltd.	1,018	159,889
Daelim Industrial Co. Ltd.	655	60,856
Doosan Corp.	2,256	275,481
Doosan Heavy Industries and Construction Co. Ltd.	5,900	278,261
GameHi Co. Ltd.	21,794	158,519
Grand Korea Leisure Co. Ltd.	12,490	262,482
Halla Climate Control Corp.	180	3,663
Hansol Paper Co.	11,860	80,702
Himart Co. Ltd.	3,509	181,330
Hyosung Corp.	427	21,877
Hyundai Department Store Co. Ltd.	922	130,126
Hyundai Motor Co.	75	17,819
Kangwon Land, Inc.	4,220	90,552
Kia Motors Corp.	6,786	500,787
Korea Exchange Bank	24,900	189,263
Korean Air Lines Co. Ltd.	6,430	253,189
KP Chemical Corp.	3,170	40,392
KT&G Corp.	725	49,782
Kumho Petrochemical Co. Ltd.	653	61,537
LG Corp.	9,740	496,427
LG Display Co. Ltd.	2,860	63,014
LG Electronics, Inc.	5,090	316,176
S&T Dynamics Co. Ltd.	5,120	62,068
Samsung Card Co. Ltd	7,990	245,330
Samsung Electronics Co. Ltd.	296	364,066
Shinsegae Co. Ltd.	2,598	570,118
Silicon Works Co. Ltd.	460	11,519
SK C&C Co. Ltd.	347	28,709
SK Chemicals Co. Ltd.	1,680	83,693
SK Holdings Co. Ltd.	728	78,268
SM Entertainment Co.	4,260	152,853
Soosan Heavy Industries Co., Inc.	6,340	10,294
Woori Finance Holdings Co. Ltd.	5,020	53,082
Youngone Holdings Co. Ltd.	218	10,918
		5,404,844

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Taiwan
Ardentec Corp.	99,000	$69,314
ASUSTek Computer, Inc.	5,000	50,499
Capella Microsystems Taiwan, Inc.	27,000	164,079
China Petrochemical Development Corp.	19,000	19,189
Chong Hong Construction Co.	24,000	49,301
Eva Airways Corp.	95,000	57,081
HTC Corp.	13,000	197,169
Lite-On Technology Corp.	261,000	318,560
MStar Semiconductor, Inc.	155,000	920,708
Phison Electronics Corp.	1,000	7,121
Siliconware Precision Industries Co.	11,000	13,049
Silitech Technology Corp.	210,000	492,493
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,291	456,354
Teco Electric and Machinery Co. Ltd.	205,000	150,196
United Microelectronics Corp.	350,000	183,337
Wistron NeWeb Corp.	113,000	212,394
		3,360,844
Thailand
Advanced Info Service PCL	146,500	871,853
Airports of Thailand PCL	109,700	221,184
Shin Corp. PCL	31,800	59,205
		1,152,242
Turkey
BIM Birlesik Magazalar AS	2,440	101,768
Dogan Sirketler Grubu Holdings AS	602,284	284,638
Ford Otomotiv Sanayi	4,951	45,528
Koza Altin Isletmeleri AS	3,945	85,358
Migros Ticaret AS	24,770	244,703
Sinpas Gayrimenkul Yatirim Ortakligi AS	27,783	19,774
		781,769
Total Reference Entity - Long		31,272,185

Reference Entity - Short	Shares	Value
Brazil
Banco Bradesco SA - ADR	(638)	$(10,227)
BRF - Brasil Foods SA	(7,300)	(133,465)
CETIP SA - Balcao Organizado de Ativos e Derivativos	(7,700)	(118,642)
CPFL Energia SA - ADR	(690)	(19,458)
Fibria Celulose SA - ADR	(39,052)	(310,073)
Gol Linhas Aereas Inteligentes SA - ADR	(2,470)	(13,091)
LLX Logistica SA	(193,850)	(324,414)
OGX Petroleo e Gas Participacoes SA	(12,200)	(84,676)
Petroleo Brasileiro SA - ADR	(8,865)	(196,448)
Telefonica Brasil SA - ADR	(42,755)	(1,217,235)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(5,300)	(30,363)
		(2,458,092)
Canada
Alamos Gold, Inc.	(1,863)	(34,097)
AuRico Gold, Inc.	(553)	(5,083)
Silver Wheaton Corp.	(9,680)	(295,540)
		(334,720)
China
BBMG Corp., Class H	(67,500)	(58,290)
China Coal Energy Co. Ltd., Class H	(86,000)	(98,762)
China Longyuan Power Group Corp., Class H	(698,000)	(551,480)
China Oilfield Services Ltd., Class H	(18,000)	(29,185)
Dongfang Electric Corp. Ltd., Class H	(4,600)	(12,540)
Hengan International Group Co. Ltd.	(6,500)	(68,823)
Huaneng Power International, Inc., Class H	(16,000)	(9,486)
Jiangxi Copper Co. Ltd., Class H	(28,000)	(67,702)
PetroChina Co. Ltd. - ADR	(112)	(16,668)
Ping An Insurance Group Co., Class H	(500)	(4,182)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(20,000)	(23,123)
Tingyi Cayman Islands Holding Corp.	(238,000)	(634,982)
Yanzhou Coal Mining Co. Ltd. - ADR	(1,132)	(23,976)
		(1,599,199)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
Hong Kong
China Gas Holdings Ltd.	(96,000)	$(47,761)
China Resources Power Holdings Co. Ltd.	(12,000)	(21,901)
China State Construction International Holdings Ltd.	(18,000)	(16,634)
China Unicom Hong Kong Ltd.	(14,000)	(24,901)
Dah Chong Hong Holdings Ltd.	(321,000)	(341,743)
Kunlun Energy Co. Ltd.	(4,000)	(7,053)
Sany Heavy Equipment International Holdings Co. Ltd.	(125,000)	(96,505)
		(556,498)
Hungary
MOL Hungarian Oil and Gas Plc	(287)	(23,715)
India
HDFC Bank Ltd. - ADR	(4,671)	(160,356)
Larsen & Toubro Ltd. - GDR	(1,056)	(24,689)
		(185,045)
Indonesia
Astra International Tbk PT	(58,500)	(451,934)
Gudang Garam Tbk PT	(7,500)	(48,311)
		(500,245)
Malaysia
AirAsia BHD	(16,300)	(17,938)
Axiata Group Bhd	(101,500)	(178,111)
UEM Land Holdings Bhd	(18,700)	(12,421)
		(208,470)
Mexico
America Movil SAB de CV, Series L - ADR	(37,584)	(1,001,613)
Fomento Economico Mexicano SAB de CV - ADR	(12,287)	(998,442)
		(2,000,055)
Netherlands
X5 Retail Group NV - GDR	(13,925)	(352,024)
Philippines
San Miguel Corp.	(96,693)	(257,420)
Russia
Federal Hydrogenerating Co. JSC	(3,060,000)	(108,336)
Magnit OJSC - GDR	(25,320)	(741,370)
MMC Norilsk Nickel OJSC - ADR	(1,900)	(33,706)
Novolipetsk Steel OJSC - GDR	(17,964)	(388,022)
Rostelecom OJSC	(135,070)	(628,193)
Uralkali OJSC	(82,500)	(623,191)
Uralkali OJSC - GDR	(42,447)	(1,606,619)
		(4,129,437)

Reference Entity - Short	Shares	Value
South Africa
Aspen Pharmacare Holdings Ltd.	(47,909)	$(774,719)
Clicks Group Ltd.	(26,268)	(158,081)
Exxaro Resources Ltd.	(4,199)	(111,817)
Foschini Group Ltd.	(41,330)	(684,708)
Naspers Ltd., N Shares	(172)	(10,365)
Shoprite Holdings Ltd.	(6,930)	(119,819)
Steinhoff International Holdings Ltd.	(7,292)	(26,604)
Tiger Brands Ltd.	(316)	(11,586)
		(1,897,699)
South Korea
Chabio & Diostech Co. Ltd.	(4,576)	(35,754)
Cheil Industries, Inc.	(166)	(14,248)
Com2uSCorp	(260)	(5,268)
CrucialTec Co. Ltd.	(10,908)	(87,158)
Daewoo International Corp.	(2,550)	(74,009)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(9,610)	(269,560)
ELK Corp.	(2,912)	(26,798)
Foosung Co. Ltd.	(10,470)	(57,162)
Hyundai Glovis Co. Ltd.	(186)	(36,455)
Hyundai Heavy Industries Co. Ltd.	(739)	(185,057)
Hyundai Mipo Dockyard	(172)	(18,720)
Hyundai Mobis	(1,107)	(301,208)
Hyundai Steel Co.	(1,128)	(98,415)
Hyundai Wia Corp.	(122)	(18,244)
Iljin Materials Co. Ltd.	(390)	(4,745)
INFINITT Co. Ltd.	(2,942)	(28,506)
JCEntertainment Corp.	(270)	(6,928)
Kolon Industries, Inc.	(176)	(9,749)
Korea Aerospace Industries Ltd.	(2,800)	(69,497)
Korea Electric Power Corp. - ADR	(25,275)	(240,112)
Korea Gas Corp.	(110)	(4,297)
Korea Zinc Co. Ltd.	(75)	(24,289)
LG Household & Health Care Ltd.	(101)	(52,997)
LG Innotek Co. Ltd.	(2,173)	(156,516)
LG Uplus Corp.	(70,470)	(349,817)
Lock & Lock Co. Ltd.	(2,220)	(60,601)
Lumens Co. Ltd.	(19,460)	(97,461)
Melfas, Inc.	(2,832)	(50,494)
NCSoft Corp.	(963)	(249,671)
Nexen Tire Corp.	(11,090)	(186,448)
S-Oil Corp.	(95)	(8,230)
Samsung C&T Corp.	(891)	(60,550)
Samsung Heavy Industries Co. Ltd.	(2,830)	(104,423)
Samsung Techwin Co. Ltd.	(539)	(33,004)
SNU Precision Co. Ltd.	(15,380)	(110,778)
Wonik IPS Co. Ltd.	(3,535)	(22,490)
Woongjin Energy Co. Ltd.	(710)	(4,291)
		(3,163,950)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
Taiwan
Airtac International Group	(14,000)	$(80,285)
AU Optronics Corp. - ADR	(46,598)	(209,225)
Chimei Innolux Corp.	(1,217,000)	(504,158)
Chunghwa Telecom Co. Ltd. - ADR	(31,361)	(971,564)
Formosa Petrochemical Corp.	(6,000)	(18,672)
Nan Kang Rubber Tire Co. Ltd.	(21,000)	(30,844)
Ruentex Industries Ltd.	(40,000)	(69,706)
WPG Holdings Ltd.	(132,000)	(180,317)
Yulon Motor Co. Ltd.	(28,000)	(44,864)
		(2,109,635)
Thailand
Charoen Pokphand Foods PCL	(24,900)	(32,998)
PTT Global Chemical PCL	(4,700)	(10,279)
Siam Commercial Bank PCL	(32,500)	(163,821)
Sri Trang Agro-Industry PCL	(43,900)	(28,838)
		(235,936)
Turkey
KOC Holding AS	(352,810)	(1,309,791)
Tupras Turkiye Petrol Rafinerileri AS	(827)	(17,282)
Turkcell Iletisim Hizmetleri AS - ADR	(9,669)	(119,509)
		(1,446,582)
United Kingdom
Anglo American Plc	(22,491)	(868,004)
Antofagasta Plc	(73,107)	(1,401,201)
BHP Billiton Plc	(9,275)	(295,909)
Fresnillo Plc	(4,088)	(103,497)
Lonmin Plc	(1,261)	(21,381)
		(2,689,992)
Total Reference Entity - Short		(24,148,714)
Net Value of Reference Entity – Morgan Stanley & Co., Inc.		$7,123,471

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of April 30, 2012:

Reference Entity - Long	Shares	Value
Argentina
Ternium SA - ADR	16,914	$401,200
Brazil
AES Tiete SA, Preference Shares	19,300	270,341
Banco do Brasil SA	2,500	30,926
BM&F Bovespa SA	9,100	51,178
Bradespar SA, Preference Shares	900	16,478
Centrais Eletricas Brasileiras SA, Preference B Shares	51,300	616,574
Cia de Bebidas das Americas, Preference Shares	1,200	50,546
Cia de Bebidas das Americas (Rights) (Expires 5/31/12)	2	17
Cia de Bebidas das Americas, Preference Shares - ADR	11,145	467,867
Cia de Saneamento Basico do Estado de Sao Paulo	3,900	153,123
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	334	26,439
Cia Siderurgica Nacional SA	700	6,004
Cia Siderurgica Nacional SA - ADR	381	3,399
Cielo SA	11,280	338,492
EcoRodovias Infraestrutura e Logistica SA	13,700	114,277
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	18,000	275,361
Gafisa SA	6,400	11,886
Gafisa SA - ADR	7,593	27,942
Itausa - Investimentos Itau SA, Preference Shares	23,210	110,318
Itausa - Investimentos Itau SA (Rights) (Expires 5/31/12)	281	83
Klabin SA, Preference Shares	32,300	154,879
Metalurgica Gerdau SA, Preference Shares	8,100	98,799
Multiplus SA	10,800	234,000
Natura Cosmeticos SA	6,000	137,712
OdontoPrev SA	4,800	25,610
Souza Cruz SA	81,500	1,269,436
TAM SA, Preference Shares	500	12,095
Totvs SA	800	15,592
		4,519,374
Canada
Methanex Corp.	21,988	774,148
Pan American Silver Corp.	9,007	175,153
		949,301

Reference Entity - Long	Shares	Value
China
Bank of Communications Co. Ltd., Class H	82,000	$63,413
China Communications Construction Corp. Ltd., Class H	75,000	75,400
China Construction Bank, Class H	370,000	288,040
China Mobile Ltd.	39,500	437,579
China Petroleum & Chemical Corp., Chlass H	72,000	77,581
China Railway Construction Corp. Ltd., Class H	20,000	15,956
China Railway Group Ltd., CLass H	151,000	59,943
China Southern Airlines Co. Ltd., Class H	30,000	13,495
China Telecom Corp. Ltd., Class H	44,000	23,705
CNOOC Ltd.	41,000	87,404
Dongfeng Motor Group Co. Ltd., Class H	92,000	181,423
Golden Eagle Retail Group Ltd.	24,000	62,949
Guangzhou Automobile Group Co. Ltd., Class H	30,000	33,292
Lenovo Group Ltd.	36,000	34,614
Shanghai Industrial Holdings Ltd.	33,000	110,374
Tencent Holdings Ltd.	900	28,281
Tsingtao Brewery Co. Ltd., Class H	30,000	182,119
Zijin Mining Group Co. Ltd., Class H	62,000	20,218
		1,795,786
Colombia
Petrominerales Ltd.	8,651	126,545
Czech Republic
Telefonica Czech Republic AS	8,119	163,733
Hong Kong
Anta Sports Products Ltd.	315,000	311,401
China Overseas Land & Investment Ltd.	50,000	108,395
China Resources Enterprise Ltd.	50,000	181,733
Citic Pacific Ltd.	213,000	350,852
COSCO Pacific Ltd.	40,000	58,258
Country Garden Holdings Co. Ltd.	254,000	110,326
Dongyue Group	187,000	140,033
Guangdong Investment Ltd.	374,000	275,246
Haier Electronics Group Co. Ltd.	89,000	93,145
Lonking Holdings Ltd.	59,000	21,445
Shimao Property Holdings Ltd.	39,000	51,573
Want Want China Holdings Ltd.	81,000	99,388
		1,801,795
Indonesia
Indocement Tunggal Prakarsa Tbk PT	105,500	207,201
Telekomunikasi Indonesia Tbk PT - ADR	1,930	69,885
		277,086

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Israel
Bank Hapoalim BM	5,125	$19,058
Israel Chemicals Ltd.	27,915	320,247
Mizrahi Tefahot Bank Ltd.	7,048	63,651
Teva Pharmaceutical Industries Ltd. - ADR	4,139	189,318
		592,274
Luxembourg
Reinet Investments SCA	29,289	53,315
Malaysia
DiGi.Com Bhd	310,600	414,681
Mexico
Cemex SAB de CV - ADR	25,117	181,596
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,517	174,853
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	93,800	364,011
Grupo Modelo SAB de CV, Series C	4,700	33,192
Grupo Televisa SAB	44,700	195,842
Wal-Mart de Mexico SAB de CV, Series V	132,200	378,049
		1,327,543
Peru
Cia de Minas Buenaventura SA - ADR	432	17,829
Philippines
Philippine Long Distance Telephone Co.	3,655	224,044
Poland
KGHM Polska Miedz SA	1,462	64,353
PGE SA	3,898	23,339
		87,692
Russia
Gazprom OAO	38,350	220,922
IDGC Holding JSC	8,284,100	759,514
Lukoil OAO	7,426	453,464
Lukoil OAO - ADR	7,300	447,855
Mobile Telesystems OJSC - ADR	9,433	184,509
		2,066,264
South Africa
African Bank Investments Ltd.	33,113	165,494
Barloworld Ltd.	19,146	241,377
Gold Fields Ltd. - ADR	5,524	71,094
Imperial Holdings Ltd.	23,419	508,609
Life Healthcare Group Holdings Ltd.	143,116	494,890
Vodacom Group Ltd.	2,267	31,526
		1,512,990

Reference Entity - Long	Shares	Value
South Korea
Asiana Airlines, Inc.	10,950	$62,108
CJ O Shopping Co. Ltd.	43	6,754
Daelim Industrial Co. Ltd.	260	24,157
Daesang Corp.	4,760	76,657
Doosan Corp.	1,513	184,753
Doosan Engine Co. Ltd.	4,360	48,225
Doosan Heavy Industries and Construction Co. Ltd.	706	33,297
GameHi Co. Ltd.	5,275	38,368
Grand Korea Leisure Co. Ltd.	2,750	57,792
GS Holdings	1,946	102,627
Hankook Tire Co. Ltd.	3,260	138,174
Hansol Paper Co.	27,880	189,711
Himart Co. Ltd.	919	47,490
Hynix Semiconductor, Inc.	2,120	52,619
Hyosung Corp.	3,801	194,738
KCC Corp.	5	1,287
Kia Motors Corp.	1,165	85,974
Korea Exchange Bank	26,900	204,465
Korean Air Lines Co. Ltd.	3,900	153,567
KT&G Corp.	553	37,972
Kumho Petrochemical Co. Ltd.	629	59,275
LG Corp.	3,169	161,517
LG Display Co. Ltd.	11,110	244,786
Lotte Shopping Co. Ltd.	345	107,152
LS Corp.	3,119	208,922
Osstem Implant Co. Ltd.	1,484	15,954
S&T Dynamics Co. Ltd.	1,000	12,122
Samsung Electronics Co. Ltd.	28	34,439
Shinsegae Co. Ltd.	1,933	424,187
Silicon Works Co. Ltd.	671	16,803
SK C&C Co. Ltd.	517	42,774
SK Chemicals Co. Ltd.	1,079	53,753
SK Holdings Co. Ltd.	1,551	166,748
SM Entertainment Co.	6,890	247,220
Soosan Heavy Industries Co. Ltd.	91,890	149,203
Woori Finance Holdings Co. Ltd.	4,310	45,574
Youngone Holdings Co. Ltd.	3,938	197,227
		3,928,391

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Long	Shares	Value
Taiwan
Ardentec Corp.	31,000	$21,704
ASUSTek Computer, Inc.	15,000	151,497
Capella Microsystems Taiwan, Inc.	16,000	97,232
China Petrochemical Development Corp.	52,000	52,519
Chong Hong Construction Co.	43,000	88,330
Far EasTone Telecommunications Co. Ltd.	29,000	63,047
Lite-On Technology Corp.	306,000	373,484
MStar Semiconductor, Inc.	53,000	314,823
Phison Electronics Corp.	4,000	28,485
President Chain Store Corp.	10,000	53,751
Siliconware Precision Industries Co.	5,000	5,931
Silitech Technology Corp.	130,000	304,877
Taiwan Mobile Co. Ltd.	116,000	374,110
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,472	147,574
Teco Electric and Machinery Co. Ltd.	34,000	24,911
Wistron NeWeb Corp.	29,000	54,508
		2,156,783
Thailand
Advanced Info Service PCL	72,000	428,488
Airports of Thailand PCL	486,100	980,104
		1,408,592
Turkey
BIM Birlesik Magazalar AS	7,554	315,064
Koza Altin Isletmeleri AS	3,206	69,368
Migros Ticaret AS	6,082	60,084
Sinpas Gayrimenkul Yatirim Ortakligi AS	93,475	66,530
		511,046
Total Reference Entity - Long		24,336,264

Reference Entity - Short	Shares	Value
Brazil
B2W Cia Global Do Varejo	(3,600)	$(15,355)
BR Malls Participacoes SA	(10,200)	(126,714)
BR Properties SA	(28,100)	(348,643)
BRF - Brasil Foods SA - ADR	(12,135)	(223,648)
CETIP SA - Balcao Organizado de Ativos e Derivativos	(1,500)	(23,112)
Cia Energetica de Sao Paulo, Preference B Shares	(6,100)	(116,166)
CPFL Energia SA - ADR	(17,563)	(495,277)
Diagnosticos da America SA	(90,500)	(652,821)
Duratex SA	(12,900)	(75,797)
EDP - Energias do Brasil SA	(15,600)	(109,093)
Gol Linhas Aereas Inteligentes SA - ADR	(15,943)	(84,498)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(5,400)	(28,754)
HRT Participacoes em Petroleo SA	(200)	(57,498)
Hypermarcas SA	(49,200)	(315,671)
Localiza Rent a Car SA	(2,900)	(49,521)
OGX Petroleo e Gas Participacoes SA	(175,300)	(1,216,703)
PDG Realty SA Empreendimentos e Participacoes	(31,900)	(75,309)
Telefonica Brasil SA, Preference Shares	(14,900)	(425,234)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(1,600)	(9,166)
		(4,448,980)
Chile
Empresas CMPC SA	(7,591)	(31,212)
Empresas COPEC SA	(3,240)	(52,572)
SACI Falabella	(26,539)	(259,104)
		(342,888)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
China
Aluminum Corp. of China Ltd., Class H	(24,000)	$(11,662)
Anhui Conch Cement Co. Ltd., Class H	(113,000)	(378,674)
China Coal Energy Co. Ltd., Class H	(4,000)	(4,594)
China COSCO Holdings Co. Ltd., Class H	(309,500)	(179,509)
China Longyuan Power Group Corp., Class H	(59,000)	(46,615)
China National Building Material Co. Ltd., Class H	(190,000)	(256,643)
China Shipping Development Co. Ltd., Class H	(56,000)	(36,450)
China ZhengTong Auto Services Holdings Ltd.	(52,500)	(51,832)
Hengan International Group Co. Ltd.	(4,500)	(47,647)
Ping An Insurance Group Co., Class H	(4,500)	(37,642)
Weichai Power Co. Ltd., Class H	(14,000)	(65,952)
Yanzhou Coal Mining Co. Ltd., Class H	(4,000)	(8,362)
		(1,125,582)
Hong Kong
China Everbright International Ltd.	(140,000)	(66,403)
China Resources Power Holdings Co. Ltd.	(14,000)	(25,551)
China Unicom Hong Kong Ltd.	(6,000)	(10,672)
China Unicom Hong Kong Ltd. - ADR	(2,200)	(38,236)
GCL-Poly Energy Holdings Ltd.	(397,000)	(102,849)
Kunlun Energy Co. Ltd.	(10,000)	(17,632)
Sany Heavy Equipment International Holdings Co. Ltd.	(94,000)	(72,572)
		(333,915)
Hungary
MOL Hungarian Oil and Gas Plc	(1,268)	(104,775)
India
HDFC Bank Ltd. - ADR	(52)	(1,785)
Larsen & Toubro Ltd. - GDR	(7,819)	(182,808)
		(184,593)
Indonesia
Astra International Tbk PT	(29,000)	(224,036)
Israel
Avner Oil Exploration LLP	(83,763)	(54,778)
Delek Drilling LP	(26,289)	(95,596)
		(150,374)
Malaysia
Genting Bhd	(3,600)	(12,302)
Petronas Gas Bhd	(4,800)	(26,617)
		(38,919)

Reference Entity - Short	Shares	Value
Mexico
America Movil SAB de CV, Series L - ADR	(5,054)	$(134,689)
Fomento Economico Mexicano SAB de CV	(5,800)	(47,145)
Fomento Economico Mexicano SAB de CV - ADR	(4,052)	(329,266)
Grupo Elektra SA de CV	(1,780)	(110,126)
Mexichem SAB de CV	(164,400)	(611,359)
		(1,232,585)
Russia
NovaTek OAO - GDR	(6,406)	(814,203)
Novolipetsk Steel OJSC - GDR	(6,002)	(129,643)
Rosneft Oil Co. - GDR	(3,322)	(23,702)
Uralkali OJSC	(20,770)	(156,893)
		(1,124,441)
South Africa
Anglo American Platinum Ltd.	(1,836)	(119,041)
Aspen Pharmacare Holdings Ltd.	(168)	(2,717)
Foschini Group Ltd.	(3,218)	(53,312)
Steinhoff International Holdings Ltd.	(20,844)	(76,046)
		(251,116)
South Korea
Chabio & Diostech Co. Ltd.	(18,578)	(145,155)
Cosmochemical Co. Ltd.	(1,220)	(12,523)
Daewoo Engineering & Construction Co. Ltd.	(33,620)	(281,127)
Daewoo International Corp.	(2,190)	(63,561)
Dongyang Mechatronics Corp.	(4,050)	(49,096)
Foosung Co. Ltd.	(18,450)	(100,729)
Hanjin Heavy Industries & Construction Co. Ltd.	(10,850)	(160,812)
Hyundai Heavy Industries Co. Ltd.	(3,029)	(758,506)
IsuPetasys Co. Ltd.	(1,750)	(7,975)
Jusung Engineering Co. Ltd.	(2,552)	(20,436)
Kolon Industries, Inc.	(797)	(44,148)
Korea Aerospace Industries Ltd.	(41,710)	(1,035,253)
LG Innotek Co. Ltd.	(5,413)	(389,885)
Lock & Lock Co. Ltd.	(37,750)	(1,030,494)
Lumens Co. Ltd.	(66,862)	(334,865)
Melfas, Inc.	(2,967)	(52,901)
Nexen Tire Corp.	(10,840)	(182,245)
Posco ICT Co. Ltd.	(32,950)	(234,706)
Samick Musical Instruments Co. Ltd.	(7,090)	(9,254)
Samsung Electro-Mechanics Co. Ltd.	(282)	(27,324)
Samsung Fine Chemicals Co. Ltd.	(30)	(1,442)
Seoul Semiconductor Co. Ltd.	(9,807)	(184,837)
STS Semiconductor & Telecommunications	(6,274)	(37,196)
		(5,164,470)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity - Short	Shares	Value
Taiwan
Advanced Semiconductor Engineering, Inc., ADR	(7,426)	$(37,650)
AU Optronics Corp. - ADR	(8,051)	(36,149)
Cheng Shin Rubber Industry Co. Ltd.	(8,000)	(19,912)
China Motor Corp.	(93,000)	(76,894)
Compal Communications, Inc.	(40,000)	(56,559)
Genius Electronic Optical Co. Ltd.	(12,000)	(80,935)
Nan Kang Rubber Tire Co. Ltd.	(20,000)	(29,375)
Neo Solar Power Corp.	(173,000)	(116,089)
Synnex Technology International Corp.	(67,000)	(157,129)
Yulon Motor Co. Ltd.	(195,000)	(312,443)
		(923,135)
Thailand
Banpu PCL	(23,200)	(419,486)
Charoen Pokphand Foods PCL	(19,900)	(26,371)
Indorama Ventures PCL	(55,300)	(62,044)
IRPC PCL	(208,900)	(29,620)
Italian-Thai Development PCL	(49,200)	(5,856)
Krung Thai Bank PCL	(110,900)	(64,917)
PTT PCL	(6,500)	(74,195)
Siam Cement PCL	(11,400)	(154,966)
Thai Oil PCL	(11,800)	(25,902)
True Corp. PCL	(3,371,100)	(403,436)
		(1,266,793)
Turkey
KOC Holding AS	(17,352)	(64,419)
Turkcell Iletisim Hizmetleri AS - ADR	(3,211)	(39,688)
Turkiye Vakiflar Bankasi Tao, Series D	(72,240)	(129,569)
		(233,676)
United Kingdom
Anglo American Plc	(1,894)	(73,096)
Total Reference Entity - Short		(17,223,374)
Net Value of Reference Entity – UBS AG		$7,112,890

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$106,883,044	—	—	$106,883,044

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$4,176,178	—	$4,176,178

[1]	Derivative financial instruments consist of total return swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	16

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Certain of the Fund’s liabilities are held at carrying amounts which approximate fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	$(26,018)	—	—	$(26,018)
Cash held as collateral for swaps	(2,958,000)	—	—	(2,958,000)
Total	$(2,984,018)	—	—	$(2,984,018)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	APRIL 30, 2012	17

Consolidated Schedule of Investments April 30, 2012 (Unaudited)	BlackRock India Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.4%
Motherson Sumi Systems, Ltd.	4,884	$16,552
Automobiles — 4.2%
Bajaj Auto, Ltd.	755	23,208
Hero Motocorp, Ltd.	525	22,263
Maruti Suzuki India, Ltd.	1,364	35,461
Tata Motors, Ltd.	27,794	95,038
		175,970
Building Products — 1.5%
Kajaria Ceramics, Ltd.	18,053	64,127
Chemicals — 4.2%
BASF India, Ltd.	1,025	11,986
Coromandel International, Ltd.	7,789	37,832
Godrej Industries, Ltd.	11,622	58,547
PI Industries, Ltd.	1,931	19,559
Solar Industries India, Ltd.	2,042	32,755
Zuari Industries, Ltd.	4,836	14,768
		175,447
Commercial Banks — 19.0%
HDFC Bank, Ltd.	20,756	213,725
ICICI Bank, Ltd.	13,987	234,164
Induslnd Bank, Ltd.	7,274	45,712
Karur Vysya Bank, Ltd.	9,948	75,821
State Bank of India	5,518	223,285
		792,707
Construction & Engineering — 2.2%
Larsen & Toubro, Ltd.	2,491	57,843
NCC, Ltd.	20,243	19,206
Voltas, Ltd.	7,916	16,360
		93,409
Construction Materials — 0.6%
Ambuja Cements, Ltd.	8,592	24,504
Consumer Finance — 4.1%
Bajaj Finance, Ltd.	4,138	68,470
Shriram City Union Finance, Ltd.	8,626	102,881
		171,351
Containers & Packaging — 1.0%
Piramal Glass, Ltd.	20,534	43,362
Diversified Financial Services — 1.4%
Kotak Mahindra Bank, Ltd.	1,383	15,250
Multi Commodity Exchange of India, Ltd.	535	11,112
Zuari Holdings, Ltd. (a)	4,836	32,546
		58,908
Electric Utilities — 2.8%
CESC, Ltd.	4,292	20,759
Power Grid Corp. of India, Ltd.	44,658	94,096
		114,855
Food Products — 2.7%
Nestlé India, Ltd.	534	47,369

Common Stocks	Shares	Value

Food Products (concluded)
Tata Global Beverages, Ltd.	29,560	$65,581
		112,950
Household Products — 4.4%
Hindustan Unilever, Ltd.	13,333	105,515
Jyothy Laboratories, Ltd.	23,525	77,741
		183,256
Independent Power Producers & Energy Traders — 0.2%
GMR Infrastructure, Ltd. (a)	17,551	8,838
Industrial Conglomerates — 1.9%
Jaiprakash Associates, Ltd.	14,471	20,459
MAX India, Ltd. (a)	10,173	38,255
Siemens India, Ltd.	1,397	20,520
		79,234
Insurance — 0.3%
Bajaj Finserv, Ltd.	810	11,242
IT Services — 9.9%
HCL Technologies, Ltd.	5,538	53,736
Hexaware Technologies, Ltd.	16,737	41,073
Infosys, Ltd.	2,744	127,404
Tata Consultancy Services, Ltd.	5,774	136,175
Wipro, Ltd.	7,239	55,532
		413,920
Machinery — 0.4%
Cummins India, Ltd.	1,924	17,590
Media — 0.5%
Sun TV Network, Ltd.	4,086	22,156
Metals & Mining — 2.6%
Hindalco Industries, Ltd.	14,335	32,741
Sterlite Industries (India), Ltd.	15,899	32,042
Tata Steel, Ltd.	4,760	41,759
		106,542
Oil, Gas & Consumable Fuels — 7.0%
Bharat Petroleum Corp., Ltd.	10,432	132,540
Reliance Industries, Ltd.	11,197	157,956
		290,496
Personal Products — 1.2%
Marico, Ltd.	15,221	51,026
Pharmaceuticals — 5.5%
Aurobindo Pharma, Ltd.	13,545	33,515
Dr. Reddy’s Laboratories, Ltd.	2,704	90,520
Lupin, Ltd.	4,791	50,164
Ranbaxy Laboratories, Ltd.	2,161	20,549
Sun Pharmaceutical Industries, Ltd.	3,154	36,017
		230,765

Real Estate Management & Development — 0.7%
Prestige Estates Projects, Ltd.	12,906	26,851

BLACKROCK INDIA FUND	APRIL 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock India Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 3.8%
KPIT Cummins Infosystems, Ltd.	38,950	$63,147
Oracle Financial Services Software, Ltd. (a)	1,886	93,645
		156,792
Textiles, Apparel & Luxury Goods — 4.4%
Arvind, Ltd. (a)	51,517	84,792
Page Industries, Ltd.	827	49,033
Raymond, Ltd.	6,676	50,930
		184,755
Thrifts & Mortgage Finance — 4.4%
Housing Development Finance Corp.	14,502	184,862
Tobacco — 2.6%
ITC, Ltd.	23,585	109,753
Transportation Infrastructure — 0.5%
Jaypee Infratech, Ltd.	24,618	21,554
Wireless Telecommunication Services — 2.6%
Bharti Airtel, Ltd.	18,430	108,305
Total Long-Term Investments (Cost – $4,000,399) – 97.0%		4,052,079

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	62,488	62,488
Total Short-Term Securities (Cost – $62,488) – 1.5%		62,488
Total Investments (Cost - $4,062,887*) – 98.5%		4,114,567
Other Assets Less Liabilities – 1.5%		62,861
Net Assets – 100.0%		$4,177,428

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,062,887
Gross unrealized appreciation	$269,697
Gross unrealized depreciation	(218,017)
Net unrealized appreciation	$51,680

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	114,721	(52,233)	62,488	$87

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
8	CNX Nifty Index Future	Singapore	May 2012	$84,264	$566

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

BLACKROCK INDIA FUND	APRIL 30, 2012	2

Consolidated Schedule of Investments (concluded)	BlackRock India Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	—	$16,552	—	$16,552
Automobiles	—	175,970	—	175,970
Building Products	—	64,127	—	64,127
Chemicals	—	175,447	—	175,447
Commercial Banks	—	792,707	—	792,707
Construction & Engineering	—	93,409	—	93,409
Construction Materials	—	24,504	—	24,504
Consumer Finance	—	171,351	—	171,351
Containers & Packaging	—	43,362	—	43,362
Diversified Financial Services	$43,658	15,250	—	58,908
Electric Utilities	—	114,855	—	114,855
Food Products	—	112,950	—	112,950
Household Products	—	183,256	—	183,256
Independent Power Producers & Energy Traders	—	8,838	—	8,838
Industrial Conglomerates	—	79,234	—	79,234
Insurance	—	11,242	—	11,242
IT Services	—	413,920	—	413,920
Machinery	—	17,590	—	17,590
Media	—	22,156	—	22,156
Metals & Mining	—	106,542	—	106,542
Oil, Gas & Consumable Fuels	—	290,496	—	290,496
Personal Products	—	51,026	—	51,026
Pharmaceuticals	—	230,765	—	230,765
Real Estate Management & Development	—	26,851	—	26,851
Software	—	156,792	—	156,792
Textiles, Apparel & Luxury Goods	—	184,755	—	184,755
Thrifts & Mortgage Finance	—	184,862	—	184,862
Tobacco	—	109,753	—	109,753

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments (concluded):

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (concluded):
Transportation Infrastructure	—	$21,554	—	$21,554
Wireless Telecommunication Services	—	108,305	—	108,305
Short-Term Securities	$62,488	—	—	62,488
Total	$106,146	$4,008,421	—	$4,114,567

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[1]
Assets:
Equity contracts	$566	—	—	$566

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash in the amount of $5,000 would be categorized as Level 1 within the disclosure hierarchy.

Prior to January 31, 2012, only significant transfers between Level 1 and Level 2 were required to be disclosed. There were no significant transfers from the beginning of the period to January 31, 2012. For the interim period February 1, 2012 through April 30, 2012, all transfers between Level 1 and Level 2 are required to be disclosed. Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 on the disclosure hierarchy. Significant market movements did not occur on January 31, 2012; therefore, the Fund did not utilize the external pricing service model adjustments and such valuations were categorized as Level 1. Significant market movements were deemed to have occurred at April 30, 2012; therefore, the Fund utilized the external pricing service model adjustments for certain of its investments which caused transfers from Level 1 to Level 2 with a beginning period value of $137,806.

BLACKROCK INDIA FUND	APRIL 30, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2012